Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	83,993,678	115,650,723	123,197,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	32,000	35,000
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	20,409,000	18,185,000
Number of other HSBC securities held	228,000	228,000
Shareholdings, options and other securities of key management personnel (in shares)	20,669,000	18,448,000